Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Sales	$ 7,536	$ 10,015	$ 6,955
% of sales	100.00%	100.00%	100.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,530	$ 2,200	$ 1,178
% of sales	20.00%	22.00%	17.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,059	$ 1,495	$ 1,060
% of sales	14.00%	15.00%	15.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,262	$ 1,457	$ 1,091
% of sales	17.00%	15.00%	16.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 196	$ 505	$ 213
% of sales	3.00%	5.00%	3.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 428	$ 448	$ 386
% of sales	6.00%	4.00%	6.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 340	$ 417	$ 345
% of sales	5.00%	4.00%	5.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 348	$ 365	$ 280
% of sales	5.00%	4.00%	4.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 274	$ 344	$ 291
% of sales	4.00%	3.00%	4.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 254	$ 305	$ 270
% of sales	3.00%	3.00%	4.00%
Netherlands [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 171	$ 264	$ 127
% of sales	2.00%	3.00%	2.00%
Other Country Member
Disclosure of geographical areas [Line Items]
Sales	$ 1,674	$ 2,215	$ 1,714
% of sales	21.00%	22.00%	24.00%